Goldman Sachs Global Core Fixed Income Fund Average Annual Total Returns - Class P Shares [Member]		12 Months Ended	60 Months Ended	80 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.39%	0.47%	1.91%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		3.32%	0.87%	2.13%
Performance Inception Date	Apr. 20, 2018
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.23%	(0.28%)	1.05%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.95%	0.31%	1.31%